UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

(Address of principal executive offices) (Zip code)

1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

(Name and address of agent for service)

Copies to:
Terrence Davis
Thompson Hine LLP
1919 M Street, NW, Suite 700
Washington DC 20036

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SEMI-ANNUAL REPORT

Queens Road Value Fund
Queens Road Small Cap Value Fund

Each a series of
Bragg Capital Trust

November 30, 2012
(Unaudited)

QUEENS ROAD FUNDS

Table of Contents

Shareholder Letter	2

Performance Illustration	4
Graphical Illustration	5

Schedules of Investments
Queens Road Value Fund	6
Queens Road Small Cap Value Fund	8

Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13

Notes to the Financial Statements	15

Expense Illustration	20

Additional Information	21

QUEENS ROAD FUNDS SHAREHOLDER LETTER November 30, 2012 (Unaudited)

Dear Fellow Shareholders:

For the first six months of our fiscal year beginning June 1st, 2012, the Queens Road Value Fund returned 8.03% (vs. 10.73% for the S&P 500/Citi Value Index). During this same period, the Queens Road Small Cap Value Fund returned 6.44% (vs. 9.71 % for the Russell 2000 Value Index).

ON OUR RECENT RELATIVE PERFORMANCE

While we are pleased with the absolute performance of each fund for the first six months of this fiscal year, both funds trailed their benchmarks for the period. It’s disappointing to trail the benchmark, but our value investing philosophy is one that produces returns which frequently deviate from our benchmarks’ returns. In his seminal book Margin of Safety: Risk Averse Value Investing Strategies for the Thoughtful Investor, Seth Klarman writes: “If investors could predict the future direction of the market, they would certainly not choose to be value investors all the time. Indeed, when securities prices are steadily increasing, a value approach is usually a handicap; out-of-favor securities tend to rise less than the public’s favorites. When the market becomes fully valued on its way to being overvalued, value investors again fare poorly because they sell too soon.” This is applicable to our portfolio. The funds’ recent relative performance reminds us of the 2005-2006 period of underperformance. Now, just as then, it can feel uncomfortable to be out of step with index returns. But now, just as then, our focus is not on recent index performance. We continue to focus on the fundamentals of the companies in which we are invested. History shows us stock price performance will differ with the fundamental performance of the underlying companies at times. But it also teaches us that in the long run, the fundamentals of the underlying companies are the determinants of shareholder value creation. As Warren Buffet succinctly said, “The value of a business is the cash it’s going to produce in the future.” As we continuously review the holdings in our portfolios, we are excited about the long-term free cash flow generating prospects of our holdings.

LOOKING AHEAD

The Fiscal Cliff

Recently the market gyrated nervously amid great consternation about the “Fiscal Cliff,” the combination of large tax increases and significant federal spending cuts scheduled to be effective on January 1, 2013. After negotiations, taxes will rise for many Americans, especially those with high incomes. Congress failed to address the debt ceiling or the scheduled federal spending cuts; instead it passed a stopgap measure that defers this fight for the next two months. So the economy and the markets are still very much in Washington’s grip for at least a few more months and likely for much longer, as our nation’s financial problems will take years to solve.

Like them or not, most of the tax measures passed in the recent bill are permanent, a welcome change from the temporary measures that have created tremendous uncertainty for all Americans for the last few years. And while we are not optimistic given Congress’s track record, we remain hopeful that our elected leaders will soon pass legislation that reins in federal spending, which is currently on an unsustainable path.

Other Risks

The European Union economies represent over 20% of global economic output and member countries there are still struggling mightily with the debt issues we have written about for the last three years. Economists expect GDP growth of less than 1% for the EU in 2013. This weakness remains a drag on the global economy. Weak demand from the EU and from other developed countries has resulted in a slowdown in emerging economies like China’s that remain dependent on exports for growth.

The recovery in the US remains weak. Most economists expect GDP for all of 2012 to come in at about 2% after growing at 2.4% in 2010 and only 1.8% in 2011. This pace is below the 50-year average of 3.2% and substantially below the rate of growth typically seen following a significant recession. The slow growth rate has meant weak job growth and a stubbornly high unemployment rate.

Opportunities

While economic growth has been weak, the trends are positive. Housing is finally showing signs of life, vehicle sales continue to climb and the unemployment rate, while still high, has fallen. Government finances remain a mess but consumers have made significant progress in paring back their debt. Meanwhile, corporate balance sheets and profit margins have never looked better.

QUEENS ROAD FUNDS SHAREHOLDER LETTER (Continued) November 30, 2012 (Unaudited)

Equity valuations are not unreasonable in our view but top-line (revenue) growth will be important to justify higher stock prices. Dividend yields on US large cap stocks have risen over the last few years and now exceed 2% in many cases. This is a welcome reversal of a long-term trend, especially given the low yields offered by bonds and other fixed-income instruments today.

The doubling of the market since 2009 has been an unloved rally. Indeed, it seems that the severity of the financial crisis marked a major shift in sentiment among investors. The crisis made it clear that big companies can fail (with a few exceptions), housing prices can fall 30%, US debt can get downgraded and developed countries can default on their obligations. Things that we thought couldn’t happen, did indeed happen. These events, perhaps combined with political events around the globe, have resulted in a level of unease among investors and business people that seems to be pervasive. Maybe the unease is justified; maybe our problems are unsolvable and our best days are behind us. But we think not. While there are imbalances in the world economy that are unsustainable (developed country debt and spending levels, central bank actions, trade imbalances), that doesn’t mean progress isn’t possible. It does mean we face a period of adjustment and it will not be painless. But we’ll get through it and in the interim, mankind will make huge progress in the areas of medicine, education, technology and living standards.

In November the International Energy Agency concluded that by 2020 the US would displace Saudi Arabia as the world’s largest oil producer and that by 2035 the US will be virtually energy self-sufficient. The financial and geopolitical implications of this development cannot be overstated.

When we look back twenty years from now, we will likely be amazed at the changes that have taken place in the world. The things on which we are focused today are likely to seem distant and even insignificant. Knowing this doesn’t make today’s problems unimportant or less difficult, but it does remind us that in the future, as in all of human history, man will make progress. This is good news for investors, especially those who have ownership positions in well-run businesses that are poised to participate in that progress.

Resolve to think like an owner. Legendary value investor Benjamin Graham often reminded stock investors to regard stocks not as pieces of paper but as ownership in actual businesses. With that perspective in mind, we shouldn’t be too concerned with erratic fluctuations in stock prices, since as Graham said, “In the short term, the market behaves like a voting machine, but in the long term it acts like a weighing machine” (i.e. its true value will in the long run be reflected in its stock price). Graham often spoke of “Mr. Market,” a fellow who turns up every day at your door offering to buy or sell your stocks at a different price. Usually, the price quoted by Mr. Market seems plausible, but occasionally it is ridiculous - way too high or way too low. The investor is free to either agree with his quoted price and trade with him, or to ignore him completely. Mr. Market doesn’t mind this, and will be back the following day to quote another price. The point is that the investor should not allow the whims of Mr. Market to determine the value of the shares the investor owns. He should profit from market folly rather than participate in it. The investor is best off concentrating on the real-life performance of his companies, rather than being too concerned with Mr. Market’s often irrational behavior. Rather than obsessing over this noise or trying to predict the future, we continue to look for attractive investment opportunities: businesses with attractive economic earnings prospects, strong balance sheets and seasoned management teams with a history of creating shareholder value. We find many companies that meet this description today; however, most companies that meet this description appear to be excessively valued. Accordingly, our watch list of companies continues to grow and we wait patiently to invest when the risk/reward opportunity comes into our favor.

If you have any questions about performance or our investment process, please give us a call. And as always, we appreciate your investment in the Queens Road Funds.

Benton Bragg, CFA
President

Steve Scruggs, CFA
Chairman, Portfolio Manager

QUEENS ROAD FUNDS PERFORMANCE ILLUSTRATION November 30, 2012 (Unaudited)

Queens Road Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2012
	Queens Road Value Fund*	S&P 500/Citi Value Index
Six Month	8.03%	10.73%
1 Year	8.14%	17.28%
3 Year	7.90%	10.32%
5 Year	(0.39)%	(0.89)%
10 Year	5.76%	6.24%

Gross Annual Operating Expense 0.97% **

Queens Road Small Cap Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2012
	Queens Road Small Cap Value Fund*	Russell 2000 Value Index
Six Month	6.44%	9.71%
1 Year	2.40%	15.05%
3 Year	8.38%	12.76%
5 Year	4.03%	2.52%
10 Year	9.60%	8.58%

Gross Annual Operating Expenses 1.27% **

*
Both Funds have an inception date of June 13, 2002. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

**	As disclosed in the most recent Prospectus, effective September 28, 2012.

QUEENS ROAD FUNDS GRAPHICAL ILLUSTRATION November 30, 2012 (Unaudited)

The following charts provide a visual breakdown of the Funds by the industry sectors that the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Value Fund

Queens Road Small Cap Value Fund

QUEENS ROAD VALUE FUND SCHEDULE OF INVESTMENTS As of November 30, 2012 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 89.7%
	AEROSPACE/DEFENSE – 3.7%
8,000	General Dynamics Corp.	$532,000
6,600	United Technologies Corp.	528,726
		1,060,726
	APPAREL – 2.0%
3,500	VF Corp.	561,785

	BANKS – 3.4%
14,500	Bank of New York Mellon Corp.	347,130
9,000	JPMorgan Chase & Co.	369,720
6,000	State Street Corp.	266,640
		983,490
	BEVERAGES – 3.8%
6,380	Beam, Inc.	357,982
20,000	Constellation Brands, Inc., Class A*	717,600
		1,075,582
	BUILDING MATERIALS – 0.7%
6,380	Fortune Brands Home & Security, Inc.*	191,336

	COAL – 0.9%
10,000	Peabody Energy Corp.	251,100

	COMMERCIAL SERVICES – 0.3%
2,000	ADT Corp.*	91,800

	COMPUTERS – 5.0%
29,500	Dell, Inc.	284,380
3,500	International Business Machines Corp.	665,245
15,000	NetApp, Inc.*	475,650
		1,425,275
	COSMETICS/PERSONAL CARE – 2.2%
8,800	Procter & Gamble Co.	614,504

	DIVERSIFIED FINANCIAL SERVICES – 2.4%
8,000	American Express Co.	447,200
3,900	T. Rowe Price Group, Inc.	252,213
		699,413
	ELECTRIC – 6.4%
13,000	American Electric Power Co., Inc.	554,450
8,284	Duke Energy Corp.	528,685
13,000	Exelon Corp.	392,860
8,400	Southern Co.	365,820
		1,841,815
	ELECTRONICS – 0.4%
4,000	Tyco International Ltd.	113,480

	ENVIRONMENTAL CONTROL – 1.1%
10,000	Waste Management, Inc.	325,700

	FOOD – 3.5%
3,000	Kraft Foods Group, Inc.*	135,660
9,000	Mondelez International, Inc., Class A	233,010
16,400	Unilever PLC ADR	628,940
		997,610
	HEALTHCARE-PRODUCTS – 0.6%
3,162	Covidien PLC	183,744

	HEALTHCARE-SERVICES – 0.8%
4,300	WellPoint, Inc.	240,370

	HOLDING COMPANIES-DIVERSIFIED – 2.2%
28,800	Leucadia National Corp.	637,920

	HOUSEHOLD PRODUCTS/WARES – 3.7%
8,400	Clorox Co.	641,340
5,000	Kimberly-Clark Corp.	428,600
		1,069,940
	INSURANCE – 2.5%
3	Berkshire Hathaway, Inc., Class A*	395,748
4,300	Travelers Cos., Inc.	304,526
		700,274
	INTERNET – 4.5%
24,000	Symantec Corp.*	450,240
45,000	Yahoo!, Inc.*	844,650
		1,294,890
	MEDIA – 8.4%
20,490	CBS Corp., Class B	737,230
44,500	News Corp., Class A	1,096,480
11,900	Thomson Reuters Corp.	327,726
5,166	Time Warner, Inc.	244,352
		2,405,788
	MISCELLANEOUS MANUFACTURING – 3.8%
5,100	3M Co.	463,845
2,300	Danaher Corp.	124,131
10,200	Ingersoll-Rand PLC	497,556
		1,085,532
	OIL & GAS – 1.5%
4,700	Exxon Mobil Corp.	414,258

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND SCHEDULE OF INVESTMENTS (Continued) As of November 30, 2012 (Unaudited)

NUMBER OF SHARES		VALUE

	PHARMACEUTICALS – 9.2%
5,000	Bristol-Myers Squibb Co.	$163,150
9,000	GlaxoSmithKline PLC ADR	387,090
10,050	Johnson & Johnson	700,786
13,820	Merck & Co., Inc.	612,226
31,000	Pfizer, Inc.	775,620
		2,638,872
	RETAIL – 3.1%
4,225	McDonald's Corp.	367,744
45,000	Staples, Inc.	526,500
		894,244
	SEMICONDUCTORS – 1.1%
16,000	Intel Corp.	313,120

	SOFTWARE – 3.9%
11,500	Microsoft Corp.	306,130
25,000	Oracle Corp.	802,500
		1,108,630
	TELECOMMUNICATIONS – 8.6%
21,100	AT&T, Inc.	720,143
30,000	Cisco Systems, Inc.	567,300
20,000	Corning, Inc.	244,600
120,000	Nokia OYJ ADR	391,200
10,000	Verizon Communications, Inc.	441,200
10,000	Windstream Corp.	83,800
		2,448,243

	TOTAL COMMON STOCKS
	(Cost $20,836,706)	25,669,441

	EXCHANGE-TRADED FUNDS – 1.8%
	COMMODITY FUND – 1.8%
30,000	iShares Gold Trust*	500,400

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $295,769)	500,400

	SHORT-TERM INVESTMENTS – 8.3%
2,387,774	Invesco Short Term Investment Prime Portfolio, 0.09%**	2,387,774

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,387,774)	2,387,774

	TOTAL INVESTMENTS – 99.8%
	(Cost $23,520,249)	28,557,615
	Other Assets in Excess of Liabilities – 0.2%	61,817

	TOTAL NET ASSETS –100.0%	$28,619,432

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2012.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS As of November 30, 2012 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 72.8%
	AEROSPACE/DEFENSE – 7.0%
35,700	Alliant Techsystems, Inc.	$2,142,000
32,315	Cubic Corp.	1,581,819
81,620	Ducommun, Inc.*	1,278,986
		5,002,805
	APPAREL – 2.0%
67,026	Delta Apparel, Inc.*	972,547
163,000	K-Swiss, Inc., Class A*	503,670
		1,476,217
	AUTO MANUFACTURERS – 2.1%
52,626	Oshkosh Corp.*	1,544,573

	COMMERCIAL SERVICES – 2.4%
66,717	Valassis Communications, Inc.*	1,733,308

	COMPUTERS – 5.5%
20,000	Digimarc Corp.	371,400
29,000	DST Systems, Inc.	1,671,560
26,555	Imation Corp.*	113,655
60,832	Radisys Corp.*	136,872
42,000	Synaptics, Inc.*	1,122,240
29,400	Unisys Corp.*	508,032
		3,923,759
	COSMETICS/PERSONAL CARE – 0.9%
31,700	Inter Parfums, Inc.	634,634

	DISTRIBUTION/WHOLESALE – 3.1%
51,080	Owens & Minor, Inc.	1,398,570
26,718	United Stationers, Inc.	819,976
		2,218,546
	DIVERSIFIED FINANCIAL SERVICES – 0.9%
76,400	Janus Capital Group, Inc.	626,480

	ELECTRIC – 0.9%
12,350	MGE Energy, Inc.	624,292

	ELECTRONICS – 7.0%
9,384	Bel Fuse, Inc., Class B	149,112
25,400	Park Electrochemical Corp.	618,998
33,000	Tech Data Corp.*	1,457,610
145,100	TTM Technologies, Inc.*	1,308,802
151,408	Vishay Intertechnology, Inc.*	1,468,657
		5,003,179
	ENGINEERING & CONSTRUCTION – 1.5%
28,919	URS Corp.	1,089,668

	ENVIRONMENTAL CONTROL – 2.9%
121,700	Darling International, Inc.*	2,053,079

	GAS – 5.4%
28,520	New Jersey Resources Corp.	1,157,342
33,900	Piedmont Natural Gas Co., Inc.	1,046,154
20,000	South Jersey Industries, Inc.	999,400
20,000	UGI Corp.	664,400
		3,867,296
	HEALTHCARE-PRODUCTS – 2.9%
2,703	Atrion Corp.	534,086
45,000	STERIS Corp.	1,537,650
		2,071,736
	HOUSEHOLD PRODUCTS/WARES – 2.9%
97,600	Prestige Brands Holdings, Inc.*	2,108,160

	INSURANCE – 9.6%
45,889	American Safety Insurance Holdings Ltd.*	773,689
15,456	Endurance Specialty Holdings Ltd.	621,331
78,687	Hilltop Holdings, Inc.*	1,124,437
82,600	Horace Mann Educators Corp.	1,579,312
12,500	ProAssurance Corp.	1,133,500
25,900	RLI Corp.	1,668,996
		6,901,265
	MACHINERY-DIVERSIFIED – 4.2%
25,875	Graco, Inc.	1,278,484
44,502	Hurco Cos., Inc.*	1,068,493
11,900	Robbins & Myers, Inc.	706,860
		3,053,837
	MEDIA – 2.2%
18,061	Meredith Corp.	563,142
35,545	Scholastic Corp.	997,393
		1,560,535
	MINING – 0.8%
29,100	Horsehead Holding Corp.*	270,630
560,592	USEC, Inc.*	274,690
		545,320
	OIL & GAS – 0.2%
20,000	Vaalco Energy, Inc.*	169,400

	RETAIL – 2.2%
46,355	Books-A-Million, Inc.*	119,132
48,000	Cato Corp., Class A	1,394,880
26,221	RadioShack Corp.	53,229
		1,567,241

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) As of November 30, 2012 (Unaudited)

NUMBER OF SHARES		VALUE

	SOFTWARE – 2.1%
7,192	CSG Systems International, Inc.*	$133,555
81,903	Pervasive Software, Inc.*	720,746
19,222	SYNNEX Corp.*	634,711
		1,489,012
	TELECOMMUNICATIONS – 1.8%
38,400	Plantronics, Inc.	1,291,392

	TEXTILES – 2.3%
23,864	Unifirst Corp.	1,684,082

	TOTAL COMMON STOCKS
	(Cost $43,564,159)	52,239,816

	MUTUAL FUNDS – 1.8%
56,846	Central Fund of Canada Ltd., Class A***	1,304,047

	TOTAL MUTUAL FUNDS
	(Cost $811,601)	1,304,047

	SHORT-TERM INVESTMENTS – 25.7%
18,446,431	Invesco Short Term Investment Prime Portfolio, 0.09%**	18,446,431

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,446,431)	18,446,431

	TOTAL INVESTMENTS – 100.3%
	(Cost $62,822,191)	71,990,294
	Liabilities in Excess of Other Assets – (0.3)%	(212,473)

	TOTAL NET ASSETS –100.0%	$71,777,821

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2012.

***	Passive foreign investment company.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF ASSETS AND LIABILITIES As of November 30, 2012 (Unaudited)

	Value Fund	Small Cap Value Fund
Assets:
Investments, at Fair Value (cost $23,520,249, $62,822,191)	$28,557,615	$71,990,294
Receivables:
Shareholder Subscriptions	—	34,812
Dividends and Interest	82,986	205,680
Investment securities sold	—	10,768
Total Assets	28,640,601	72,241,554

Liabilities:
Payables:
Investment Securities Purchased	—	360,542
Shareholder Redemptions	—	30,370
Accrued Management Fees (Note 3)	21,169	72,821
Total Liabilities	21,169	463,733

Net Assets	$28,619,432	$71,777,821

Components of Net Assets:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$24,905,502	$64,865,499
Accumulated Undistributed Net Investment Income (Loss)	395,793	(459,300)
Accumulated Undistributed Net Realized Loss on Investments	(1,719,229)	(1,796,481)
Net Unrealized Appreciation on Investments	5,037,366	9,168,103
Net Assets	$28,619,432	$71,777,821

Shares of Beneficial Interest Issued and Outstanding	1,950,676	3,876,099
Net Asset Value, Offering and Redemption Price Per Share	$14.67	$18.52

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF OPERATIONS For the six months ended November 30, 2012 (Unaudited)

	Value Fund	Small Cap Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,170, $85)	$331,360	$491,635
Interest	704	7,352
Total investment income	332,064	498,987

Expenses:
Management Fees (Note 3)	134,162	436,390
Total Expenses	134,162	436,390
Net Investment Income	197,902	62,597

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(317,223)	(2,010,597)
Net Change in Unrealized Appreciation on Investments	2,292,097	6,241,424
Net Realized and Unrealized Gain on Investments	1,974,874	4,230,827

Net Increase in Net Assets from Operations	$2,172,776	$4,293,424

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	Value Fund		Small Cap Value Fund
	For the six months ended November 30, 2012 (Unaudited)	For the year ended May 31, 2012	For the six months ended November 30, 2012 (Unaudited)	For the year ended May 31, 2012
Increase in Net Assets From:
Operations:
Net Investment Income	$197,902	$371,946	$62,597	$7,354
Net Realized Gain (Loss) on Investments	(317,223)	274,176	(2,010,597)	901,200
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,292,097	(1,550,850)	6,241,424	(6,918,496)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,172,776	(904,728)	4,293,424	(6,009,942)

Distributions to Shareholders From:
Net Investment Income	—	(293,821)	—	(256,311)
Net Realized Gains	—	—	—	(4,002,745)
Net Change in Net Assets from Distributions	—	(293,821)	—	(4,259,056)

Capital Transactions:
Proceeds from Sale of Shares	857,870	5,234,607	10,120,920	25,030,099
Net Asset Value of Shares Issued on Reinvestment of Dividends	—	196,137	—	3,380,784
Cost of Shares Redeemed	(1,413,904)	(3,060,407)	(7,855,548)	(9,685,204)
Net Increase (Decrease) in Net Assets from Capital Transactions	(556,034)	2,370,337	2,265,372	18,725,679

Total Increase in Net Assets	1,616,742	1,171,788	6,558,796	8,456,681

Net Assets:
Beginning of Period	27,002,690	25,830,902	65,219,025	56,762,344
End of Period	$28,619,432	$27,002,690	$71,777,821	$65,219,025

Accumulated Undistributed Net Investment Income (Loss)	$395,793	$197,891	$(459,300)	$(521,897)

Capital Share Transactions:
Shares Sold	60,405	381,432	562,111	1,335,395
Shares Issued on Reinvestment of Dividends	—	14,338	—	187,509
Shares Redeemed	(98,575)	(226,112)	(435,058)	(520,104)
Net Increase/(Decrease) in Shares	(38,170)	169,658	127,053	1,002,800

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008

Net Asset Value, Beginning of Period	$13.58		$14.20	$12.05	$10.26	$15.13	$16.65

Income from Investment Operations:
Net Investment Income*	0.10		0.20	0.16	0.13	0.20	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.99		(0.66)	2.11	1.79	(4.88)	(1.30)
Total from Investment Operations	1.09		(0.46)	2.27	1.92	(4.68)	(1.03)

Less Distributions:
Net Investment Income	—		(0.16)	(0.12)	(0.13)	(0.19)	(0.27)
Net Realized Gains	—		—	—	—	(0.00)**	(0.22)
Total Distributions	—		(0.16)	(0.12)	(0.13)	(0.19)	(0.49)

Net Asset Value, End of Period	$14.67		$13.58	$14.20	$12.05	$10.26	$15.13

Total Return	8.03	%***	(3.28)%	18.92%	18.64%	(30.90)%	(6.34)%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$28,619		$27,003	$25,831	$17,783	$12,424	$11,524
Ratio of Expenses to Average Net Assets	0.95	%****	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.40	%****	1.44%	1.20%	1.08%	1.83%	1.75%
Portfolio turnover rate	1	%***	5%	15%	6%	38%	14%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Not annualized.

****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008

Net Asset Value, Beginning of Period	$17.40		$20.67	$17.77	$13.94	$17.16	$19.47

Income from Investment Operations:
Net Investment Income (Loss)*	0.02		0.00 **	(0.08)	(0.06)	0.05	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.10		(1.96)	3.57	3.89	(3.18)	(1.53)
Total from Investment Operations	1.12		(1.96)	3.49	3.83	(3.13)	(1.41)

Less Distributions:
Net Investment Income	—		(0.08)	—	—	(0.07)	(0.10)
Net Realized Gains	—		(1.23)	(0.59)	—	(0.00)**	(0.80)
Return of Capital	—		—	—	—	(0.02)	—
Total Distributions	—		(1.31)	(0.59)	—	(0.09)	(0.90)

Net Asset Value, End of Period	$18.52		$17.40	$20.67	$17.77	$13.94	$17.16

Total Return	6.44	%***	(9.71)%	19.78%	27.47%	(18.14)%	(7.15)%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$71,778		$65,219	$56,762	$37,370	$20,678	$12,975
Ratio of Expenses to Average Net Assets	1.24	%****	1.24%	1.24%	1.24%	1.35%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.18	%****	0.01%	(0.42)%	(0.38)%	0.41%	0.69%
Portfolio turnover rate	9	%***	14%	38%	31%	36%	25%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Not annualized.

****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS November 30, 2012 (Unaudited)

Note 1. Organization

The Queens Road Value Fund and the Queens Road Small Cap Value Fund (individually referred to as the “Value Fund” and “Small Cap Value Fund”, respectively, or collectively as the “Funds”), are managed portfolios of the Bragg Capital Trust (the “Trust”), which are registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Funds’ investment objective is to seek growth of capital. The Funds invest primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation. The Small Cap Value Fund invests (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks. The Funds’ registration statement was declared effective on June 13, 2002, their inception date.

Note 2. Significant Accounting Policies

The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies (“RICs”), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended November 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2012 (Unaudited)

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended November 30, 2012. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$25,669,441	$—	$—	$25,669,441
Exchange-Traded Funds	500,400	—	—	500,400
Short-Term Investments	2,387,774	—	—	2,387,774
Total	$28,557,615	$—	$—	$28,557,615

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2012 (Unaudited)

Small Cap Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$52,239,816	$—	$—	$52,239,816
Mutual Funds	1,304,047	—	—	1,304,047
Short-Term Investments	18,446,431	—	—	18,446,431
Total	$71,990,294	$—	$—	$71,990,294

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The Funds adopted the FASB amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The above disclosures reflect the requirements of ASU No. 2011-04.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain Bragg Financial Advisors, Inc. (the “Advisor”) as their investment advisor. Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Funds. For its services as Advisor, the Value Fund and Small Cap Value Fund pay a fee, computed daily and payable monthly at the annual rate of 0.95% and 1.24% of each Fund’s first $250,000,000 of net assets, 0.85% and 1.24% of each Fund’s next $250,000,000 of net assets, and 0.80% and 1.15% of each Fund’s net assets over $500,000,000, respectively. For the period ended November 30, 2012, the Advisor earned $134,162 and $436,390 from the Value Fund and Small Cap Value Fund, respectively. From these fees and its own resources the Advisor agreed to pay other operating expenses of the Funds including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Funds. However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Funds. The amount due to the Advisor at November 30, 2012, from the Value Fund and Small Cap Value Fund was $21,169 and $72,821, respectively.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non- interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Funds’ shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Funds’ portfolio investments during the period ended November 30, 2012.

Note 4. Capital Stock

The Articles of Incorporation permit the Trustees to issue an indefinite number of full and fractional shares of common stock, each with a par value of $0.001. At November 30, 2012, there were 1,950,676 and 3,876,099 of shares outstanding in the Value Fund and Small Cap Value Fund, respectively.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2012 (Unaudited)

Note 5. Investment Transactions

For the period ended November 30, 2012, the cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, amounted to $158,475 and $1,674,506, respectively, for the Value Fund, and $4,842,725 and $5,527,094, respectively, for the Small Cap Value Fund.

Note 6. Federal Income Taxes

At November 30, 2012, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$23,528,884	$62,822,191
Gross Unrealized Appreciation	$6,276,235	$11,958,658
Gross Unrealized Depreciation	(1,247,504)	(2,790,555)
Net Unrealized Appreciation on Investments	$5,028,731	$9,168,103

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of May 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Value Fund	Small Cap Value Fund
Undistributed Ordinary Income	$197,891	$966,165
Undistributed Long-Term Capital Gains	—	—
Tax Accumulated Earnings	197,891	966,165
Accumulated Capital and Other Losses	(1,399,759)	(1,012,781)
Net Unrealized Appreciation	2,743,022	2,665,514
Total Accumulated Earnings	$1,541,154	$2,618,898

At May 31, 2012, the Funds had accumulated capital loss carryforwards as follows:

	Value Fund	Small Cap Value Fund
For losses expiring May 31,
2017	$191,688	$—
2018	1,208,071	—
	$1,399,759	$—

The Queens Road Value Fund utilized $274,591 of its capital loss carryforwards during the year ended May 31, 2012.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2012 (Unaudited)

Under the recently enacted Act, the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year. As of December 31, 2011, the following Funds had the following post-October capital-losses and late-year ordinary losses:

	Post-October capital losses	Late-year ordinary losses
Value Fund	$—	$—
Small Cap Value Fund	752,049	260,732

The tax character of distributions paid during the fiscal years ended May 31, 2012, and May 31, 2011, were as follows:

Fund	Value Fund		Small Cap Value Fund
Distributions paid from:	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011
Ordinary Income	$293,821	$207,168	$1,307,576	$233,195
Net Long-Term Capital Gains	—	—	2,951,480	1,128,476
Total Taxable Distributions Paid	$293,821	$207,168	$4,259,056	$1,361,671

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of November 30, 2012, Pershing, LLC., for the benefit of its customers, owned 97.85% and 48.22% of the Value Fund and Small Cap Value Fund, respectively, and Charles Schwab & Co., Inc., for the benefit of its customers, owned 33.08% of the Small Cap Value Fund.

QUEENS ROAD FUNDS EXPENSE ILLUSTRATION November 30, 2012 (Unaudited)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2012 through November 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period* June 1, 2012 to November 30, 2012
Value Fund
Actual	$1,000.00	$1,080.30	$4.95
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.24	$4.81
Small Cap Fund
Actual	$1,000.00	$1,064.40	$6.42
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.78	$6.28

*
Expenses are equal to the Funds’ annualized expense ratio of 0.95 and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD FUNDS ADDITIONAL INFORMATION November 30, 2012 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at 1-800-595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings - The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on October 8, 2004. The Funds’ Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Renewal Agreement – At a Board meeting held on July 23, 2012, the Trustees unanimously approved the continuance of the Investment Advisory Agreement between Bragg Financial Advisors, Inc. (the “Advisor”) and the Bragg Capital Trust on behalf of the Funds (“Advisory Agreement”). In reaching this decision, the Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Advisory Agreement: (i) the Advisor’s value investing experience and each Fund’s track record; (ii) the quality of portfolio manager managing the Funds; (iii) the integrity and high ethical standards of the Advisor; (iv) the consistency of the Advisor’s approach to managing the Funds, (v) each Fund’s performance since inception, and (vi) each Fund’s expense ratio relative to its peer group.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Funds based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Funds. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Funds was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each of the Funds with the expense ratios of funds in respective peer groups. The source of the information provided by the Advisor was Morningstar Associates, LLC, an independent third party specializing in mutual fund data and analytics. The cost to the Advisor for providing the services under the terms of the Advisory Agreement was discussed. The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the Advisory Agreement. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the Advisory Agreement. The Trustees determined that as each Fund’s assets increase to certain levels economies of scale would be realized. The Trustees also considered the Advisory Agreement’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds were achieved. The Trustees concluded that reasonable economies of scale would be realized under the terms of the Advisory Agreement.

The Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the Advisory Agreement and therefore the Trustees could not rely on any comparisons between the Advisory Agreement and other investment management contracts entered into by the Advisor.

QUEENS ROAD FUNDS

Board of Trustees
Benton S. Bragg
Steven H. Scruggs
Philip C. Blount, III
Timothy T. Ignasher
Christopher B. Brady
Harold J. Smith

Investment Adviser
Bragg Financial Advisors, Inc.
1031 Caldwell Street, Suite 200
Charlotte, NC 28203

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
UMB Fund Services
803 West Michigan Street
Milwaukee, WI 53233

Custodian
US Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Independent Auditors
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

Shares of Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission. The Funds undertake no obligation to update any forward looking statement.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act.  Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
(Principal Executive Officer)
January 23, 2013

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
(Principal Financial Officer)
January 23, 2013